Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	(88,855)	149,256	166,158
Foreign subsidiaries	128,584	155,248	85,461

	39,729	304,504	251,619

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	40,321	41,080	49,739
Foreign subsidiaries	40,430	53,498	50,521

	80,751	94,578	100,260

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(3,306)	(1,745)	11,478
Foreign subsidiaries	11,288	1,956	12,320

	7,982	211	23,798

Total income tax expense	88,733	94,789	124,058

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2015	2016	2017
Statutory tax rate	36.0%	33.6%	31.7%
Non-deductible expenses	16.1	1.6	2.3
Income tax credits	(1.4)	(2.0)	(2.9)
Change in statutory tax rate	(66.7)	(3.3)	0.3
Change in valuation allowances	221.1	10.7	7.3
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	17.4	(0.8)	(1.4)
Lower tax rate applied to life and non-life insurance business in Japan	(24.6)	(2.3)	(2.2)
Foreign income tax differential	(79.7)	(6.9)	(3.0)
Adjustments to tax reserves	(23.1)	0.7	(1.1)
Effect of equity in net income (loss) of affiliated companies	0.1	0.0	0.0
Impairment of goodwill in the Pictures segment	—	—	15.0
Tax benefit related to intraperiod tax allocation	(27.2)	—	—
Impairment of goodwill related to mobile communications business	159.5	—	—
Other	(4.2)	(0.2)	3.3

Effective income tax rate	223.3%	31.1%	49.3%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2016	2017
Deferred tax assets:
Operating loss carryforwards for tax purposes	483,590	455,555
Accrued pension and severance costs	131,262	112,075
Film costs	175,439	181,243
Warranty reserves and accrued expenses	96,327	110,475
Future insurance policy benefits	27,419	30,884
Inventory	38,219	16,322
Depreciation	48,339	47,485
Tax credit carryforwards	145,011	134,427
Reserve for doubtful accounts	10,179	10,887
Impairment of investments	47,083	52,451
Deferred revenue in the Pictures segment	16,336	27,294
Other	140,218	158,420

Gross deferred tax assets	1,359,422	1,337,518
Less: Valuation allowance	(1,055,858)	(1,051,964)

Total deferred tax assets	303,564	285,554

Deferred tax liabilities:
Insurance acquisition costs	(144,207)	(160,308)
Future insurance policy benefits	(132,521)	(147,159)
Unbilled accounts receivable in the Pictures segment	(99,625)	(113,997)
Unrealized gains on securities	(97,745)	(78,643)
Intangible assets acquired through stock exchange offerings	(23,794)	(23,794)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(35,666)	(26,473)
Investment in M3	(33,933)	(34,775)
Other	(53,750)	(34,271)

Gross deferred tax liabilities	(621,241)	(619,420)

Net deferred tax liabilities	(317,677)	(333,866)

Location of Net Deferred Tax Assets and Liabilities Included in Consolidated Balance Sheets

Net deferred tax assets (net of valuation allowance) and liabilities are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2016	2017
Current assets — Deferred income taxes	40,940	—
Other assets — Deferred income taxes	97,639	98,958
Current liabilities — Other	(5,330)	—
Long-term liabilities — Deferred income taxes	(450,926)	(432,824)

Net deferred tax liabilities	(317,677)	(333,866)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2015	2016	2017
Balance at beginning of the fiscal year	222,318	165,434	114,126
Reductions for tax positions of prior years	(2,898)	(34,261)	(558)
Additions for tax positions of prior years	9,532	6,253	13,353
Additions based on tax positions related to the current year	3,740	4,299	8,231
Settlements	(75,272)	(12,556)	(8,300)
Lapse in statute of limitations	(4,320)	(8,229)	(3,454)
Foreign currency translation adjustments	12,334	(6,814)	(3,869)

Balance at end of the fiscal year	165,434	114,126	119,529

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	93,538	49,323	45,987